Events After The Balance Sheet Date - Additional Information (Detail) € in Millions	3 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 £ / shares	Dec. 31, 2019 EUR (€)
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend declared	€ 1,125
Unilever PLC [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend declared	€ 1,125		€ 1,073
Major Ordinary Share Transactions [member] | Unilever PLC [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | £ / shares		£ 0.3760